Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	$ 2,866	¥ 19,447
Cost of revenues	(2,683)	(18,205)
Gross profit	183	1,242
Operating expenses:
Selling and marketing expenses	(39)	(265)
General and administrative expenses	(4,598)	(31,195)	(13,900)
Asset impairment and credit losses	(24,358)	(165,270)
Total operating expenses	(28,995)	(196,730)	(13,900)
Loss from continuing operations	(28,812)	(195,488)	(13,900)
Other income/(expenses):
Interest income/(expenses), net	(3)	(22)
Change in fair value of warrant liability	681	4,621	42,069
Other income, net		3
(Loss)/income from continuing operations before income taxes	(28,134)	(190,886)	28,169
Income tax benefit
Net (loss)/income from continuing operations	(28,134)	(190,886)	28,169
Discontinued operations:
Loss from discontinued operations before income taxes			(28,844)
Income tax expense, net
Loss from discontinued operations, net of tax			(28,844)
Net loss	(28,134)	(190,886)	(675)
Other comprehensive income/(loss):
Foreign currency translation adjustments	356	2,416	435
Total other comprehensive income	356	2,416	435
Total comprehensive (loss)/income	$ (27,778)	¥ (188,470)	¥ (240)
Net (loss)/income attributable to Token Cat Limited’s ordinary shareholders per share
Basic from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (0.0004)	¥ (0.002)	¥ 0.05
Diluted from continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	(0.0004)	(0.002)	0.05
Basic from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)			(0.05)
Diluted from discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)			¥ (0.05)
Weighted average number of ordinary shares
Basic from continuing operations (in Shares)	78,822,263,087	78,822,263,087	564,269,444
Diluted from continuing operations (in Shares)	78,822,263,087	78,822,263,087	564,269,444
Basic from discontinued operations (in Shares)	78,822,263,087	78,822,263,087	564,269,444
Diluted from discontinued operations (in Shares)	78,822,263,087	78,822,263,087	564,269,444
Selling and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses			¥ 27
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	3,641	24,702	8,965
Resale of automotive electronic components
Net revenues
Total net revenues	2,708	18,375
Advertising business
Net revenues
Total net revenues	$ 158	¥ 1,072